INVESTMENTS, Amortized Cost Investments (Details ) S/ in Thousands		12 Months Ended
		Dec. 31, 2022 PEN (S/) Item	Dec. 31, 2021 PEN (S/) Item
Carrying amount [Abstract]
Investments before accrued interest		S/ 10,227,027	S/ 8,094,109
Accrued interest		218,702	171,450
Total investments at amortized cost		10,445,729	8,265,559
Fair value [Abstract]
Investments before accrued interest		8,711,932	7,768,223
Accrued interest		218,702	171,450
Total investments		8,930,634	7,939,673
Financial assets at amortized cost, class [member]
Investments amortized costs [Abstract]
Expected loss on investments		3,900	2,800
Government Bonds		S/ 3,540,500	S/ 3,854,000
Certificates of Payment on Work Progress [Member]
Investments amortized costs [Abstract]
Number of certificates of deposits | Item		57	89
Minimum [Member] | Certificates of Payment on Work Progress [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		6.20%	2.32%
Maximum [Member] | Certificates of Payment on Work Progress [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		7.59%	4.26%
The Soles [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		6.65%	3.62%
The Soles [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		8.13%	6.77%
US Dollars [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		2.59%	0.71%
US Dollars [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		16.30%	4.50%
Other Currencies [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		5.66%	0.00%
Other Currencies [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		11.24%	2.96%
Peruvian Government Bonds [Member]
Carrying amount [Abstract]
Investments before accrued interest	[1]	S/ 9,573,026	S/ 7,438,364
Fair value [Abstract]
Investments before accrued interest	[1]	8,055,873	7,169,787
Corporate bonds [Member]
Carrying amount [Abstract]
Investments before accrued interest	[1]	442,558	420,263
Fair value [Abstract]
Investments before accrued interest	[1]	445,684	419,069
Subordinated bonds [Member]
Carrying amount [Abstract]
Investments before accrued interest	[1]	49,597	86,861
Fair value [Abstract]
Investments before accrued interest	[1]	49,830	86,412
Certificates of Payment on Work Progress [Member]
Carrying amount [Abstract]
Investments before accrued interest	[2]	47,584	74,499
Fair value [Abstract]
Investments before accrued interest	[2]	46,786	19,310
Other government bonds [Member]
Carrying amount [Abstract]
Investments before accrued interest	[1]	114,262	74,122
Fair value [Abstract]
Investments before accrued interest	[1]	S/ 113,759	S/ 73,645
Bonds Issued by Colombia Government [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		0.00%

[1]	As of December 31, 2022, said bonds have maturities between January 2023 and February 2042; accruing interest at an effective annual rate between 6.65 percent and 8.13 percent per year for bonds issued in soles, between 2.59 percent and 16.30 percent for bonds issued in U.S. dollar, and between 5.66 percent and 11.24 percent per year for bonds issued in other currencies. As of December 31, 2021, they have maturities between January 2022 and February 2042, accruing interest at an effective annual interest rate between 3.62 percent and 6.77 percent for bonds denominated in soles, between 0.71 percent and 4.50 percent for bonds issued in U.S. dollar and between 0.0 percent and 2.96 percent on bonds issued in other currencies. F-67As of December 31, 2021, the instruments with an interest rate of 0.00 percent correspond to bonds issued by the Colombian Government, whose emission indicators at the acquisition date were at very low levels; however, MiBanco Colombia invested in these instruments because it is a Colombian company that must invest in them in accordance with local regulations, with the objective that the funds acquired by the Colombian Government be used for the development and incentive of certain economic sectors.The variation in the fair value of investments at amortized cost is mainly due to the increase in interest rates in soles and in foreign currency, which negatively affected the fair value of this portfolio as of December 31, 2022. Credicorp’s Management has determined that, as of December 31, 2022, the difference between the amortized cost and the fair value of these investments is of a temporary nature and Credicorp has the intention and ability to hold each of these investments until maturity.As of December 31, 2022, the Group has investment repurchase agreements at amortized cost for an estimated fair value of S/3,540.5 million. As of December 31, 2021, the amount amounted to S/3,854.0 million, whose related liability is presented in the caption "Accounts payable for repurchase agreements and securities lending" of the condensed interim consolidated statement of financial position, see note 5(c).
[2]	As of December 31, 2022, there are 57 certificates of Annual Acknowledgment of Work Progress Payment - CRPAO (89 CRPAO as of December 31, 2021), issued by the Peruvian State to finance projects and concessions. Said issuance is a mechanism established in the concession contract signed between the State and the concessionaire, which allows the latter to obtain financing to continue with the work undertaken. Said investment matures between January 2023 and April 2026, accruing interest at an effective annual rate between 6.20 percent and 7.59 percent (between January 2022 and April 2026, accruing interest at an effective annual rate between 2.32 percent and 4.26 percent as of December 31, 2021).